Label	Element	Value
FidelityLimitedTermSecuritizedCompletionFund-PRO | SecuritizedDebtSecuritiesExposureMember | Fidelity Limited Term Securitized Completion Fund
Risk Text Block	rr_RiskTextBlock	Securitized Debt Securities Exposure. Securitized debt securities are dependent on the cash flows generated by the underlying assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the loans or other receivables or the entities providing credit support.
FidelityLimitedTermSecuritizedCompletionFund-PRO | IssuerSpecificChangesMember | Fidelity Limited Term Securitized Completion Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityLimitedTermSecuritizedCompletionFund-PRO | PrepaymentMember | Fidelity Limited Term Securitized Completion Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityLimitedTermSecuritizedCompletionFund-PRO | LeverageRiskMember | Fidelity Limited Term Securitized Completion Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityLimitedTermSecuritizedCompletionFund-PRO | ForeignExposureMember | Fidelity Limited Term Securitized Completion Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityLimitedTermSecuritizedCompletionFund-PRO | InterestRateChangesMember | Fidelity Limited Term Securitized Completion Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.